Managed Volatility Conservative Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.61%	2.99%	4.67%
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.33%	3.15%	4.90%
14% Russell 3000 Index/6% MSCI EAFE Index/80% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.06%	2.10%	4.19%
Series I
Prospectus [Line Items]
Average Annual Return, Percent		8.84%	0.95%	3.09%
Series II
Prospectus [Line Items]
Average Annual Return, Percent		8.63%	0.76%	2.89%
NAV
Prospectus [Line Items]
Average Annual Return, Percent		8.91%	1.00%	3.14%

[1]	Prior to July 1, 2026, the fund’s additional benchmark is the 14% Russell 3000 Index/6% MSCI EAFE Index/80% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Conservative Index. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy. The John Hancock Lifestyle Conservative Index comprises 11% of the S&P 500 Index, 5% of the MSCI World ex-USA Index, 3% of the Russell 2500 Index, 1% of the MSCI Emerging Markets Index, 6% of the ICE BofA U.S. High Yield Index, 6% of the JPMorgan EMBI Global Index, 6% of the Morningstar LSTA Leveraged Loan Index, 52% of the Bloomberg U.S. Aggregate Bond Index, and 10% of the Bloomberg 1-5 Year TIPS Index.